SCHEDULE OF ACCOUNTS AND OTHER PAYABLES AND OTHER LIABILITIES (Details) - USD ($)		Nov. 30, 2023	Nov. 30, 2022
Payables and Accruals [Abstract]
Vendor payables		$ 27,484,442	$ 26,781,451
Accrued expenses		511,170	363,947
Total accounts and other payables		27,995,612	27,145,398
Deferred revenue		61,235	88,276
Accrued eviction costs payable to tenants		68,162	205,435
Rental deposits received from tenants		193,314	154,679
Losses in excess of the carrying amount of equity method investments		2,969,548	3,208,939
Deferred income tax liabilities		1,829,764	1,738,206
Others	[1]	568,600	439,994
Total other liabilities		$ 5,690,623	$ 5,835,529

[1]	Others primarily consist of accrued consumption tax, tax and social insurance expenses withheld for employees and other miscellaneous liabilities.